EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE

The calculated basic and diluted earnings per share for the year ended December 31, 2023, 2022 and 2021, were the same, as follows:

	2023	2022	2021

Earnings per share – basic and diluted	$0.019	$0.048	$0.025
Net earnings attributed to owners of the Group	$3,139,333	$8,028,610	$4,126,505
Weighted average number of shares – basic and diluted	168,142,740	168,142,740	168,142,740